Common Stock Options - Stock Options Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Average risk-free interest rates	0.59%
Average expected life (in years)	1 year	0 years
Volatility	227.00%